Quarterly Holdings Report
for
Fidelity® Japan Fund
January 31, 2026
JPN-NPRT1-0426
1.813056.121
Common Stocks - 99.4%
	Shares	Value ($)
JAPAN - 98.3%
Communication Services - 4.1%
Entertainment - 2.3%
Konami Group Corp	37,200	5,401,163
Nintendo Co Ltd	263,100	16,292,615
		21,693,778
Media - 0.5%
CyberAgent Inc	519,100	4,697,593
Wireless Telecommunication Services - 1.3%
SoftBank Group Corp	439,200	11,993,405
TOTAL COMMUNICATION SERVICES		38,384,776
Consumer Discretionary - 12.5%
Automobiles - 3.8%
Suzuki Motor Corp	367,600	5,003,550
Toyota Motor Corp	1,339,200	30,353,647
		35,357,197
Broadline Retail - 0.9%
Pan Pacific International Holdings Corp	1,451,000	8,590,706
Hotels, Restaurants & Leisure - 1.3%
Curves Holdings Co Ltd	975,000	4,693,558
Kyoritsu Maintenance Co Ltd	396,000	7,196,627
		11,890,185
Household Durables - 5.0%
Open House Group Co Ltd	179,700	10,559,523
Panasonic Holdings Corp	828,200	11,355,200
Sony Group Corp	799,500	17,627,304
Sumitomo Forestry Co Ltd (d)	577,600	6,249,620
		45,791,647
Leisure Products - 0.4%
Roland Corp	141,600	3,481,442
Specialty Retail - 1.1%
Fast Retailing Co Ltd	27,700	10,524,425
TOTAL CONSUMER DISCRETIONARY		115,635,602
Consumer Staples - 5.8%
Beverages - 0.8%
Asahi Group Holdings Ltd	727,400	7,579,042
Consumer Staples Distribution & Retail - 0.6%
Tsuruha Holdings Inc	324,745	5,174,600
Food Products - 2.7%
Ajinomoto Co Inc	459,400	10,449,005
Kewpie Corp	359,500	10,069,995
Kotobuki Spirits Co Ltd	369,600	4,270,127
		24,789,127
Personal Care Products - 0.7%
Rohto Pharmaceutical Co Ltd	378,600	6,257,811
Tobacco - 1.0%
Japan Tobacco Inc	260,900	9,429,368
TOTAL CONSUMER STAPLES		53,229,948
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings Inc	840,400	7,051,301
Financials - 14.9%
Banks - 9.3%
Mizuho Financial Group Inc	600,800	26,085,499
Sumitomo Mitsui Financial Group Inc	1,568,200	55,185,665
Suruga Bank Ltd	374,400	4,690,887
		85,962,051
Capital Markets - 0.9%
SBI Holdings Inc	426,700	9,605,988
Financial Services - 2.3%
ORIX Corp	683,000	20,814,701
Insurance - 2.4%
LIFENET INSURANCE CO (b)(d)	370,700	4,793,039
Tokio Marine Holdings Inc	455,400	16,973,919
		21,766,958
TOTAL FINANCIALS		138,149,698
Health Care - 6.8%
Health Care Equipment & Supplies - 3.0%
Asahi Intecc Co Ltd	280,700	4,661,405
Hoya Corp	140,000	23,402,688
		28,064,093
Health Care Providers & Services - 0.0%
CUC Inc (b)	36,900	201,953
Health Care Technology - 0.5%
M3 Inc	368,000	4,540,767
Pharmaceuticals - 3.3%
Chugai Pharmaceutical Co Ltd	403,500	23,048,215
Santen Pharmaceutical Co Ltd	597,300	6,707,853
		29,756,068
TOTAL HEALTH CARE		62,562,881
Industrials - 25.1%
Building Products - 2.0%
Daikin Industries Ltd	76,100	9,119,092
Nitto Boseki Co Ltd (d)	100,600	9,640,075
		18,759,167
Construction & Engineering - 0.6%
COMSYS Holdings Corp	176,200	5,487,749
Electrical Equipment - 2.2%
Furukawa Electric Co Ltd	97,900	8,558,975
Mitsubishi Electric Corp	160,800	5,018,506
NIDEC CORP	477,200	6,826,233
		20,403,714
Industrial Conglomerates - 4.6%
Hitachi Ltd	1,229,100	42,649,937
Machinery - 9.9%
Ebara Corp	518,100	15,587,190
Hoshizaki Corp (d)	161,000	5,296,272
IHI Corp	675,900	15,582,910
Japan Engine Corp (d)	58,000	5,100,672
Japan Steel Works Ltd/The (d)	75,100	4,141,758
Kawasaki Heavy Industries Ltd	105,200	8,751,938
MINEBEA MITSUMI Inc	160,000	3,241,148
Mitsubishi Heavy Industries Ltd	682,500	20,095,490
Nabtesco Corp (d)	155,900	4,211,798
Namura Shipbuilding Co Ltd	315,800	8,570,432
		90,579,608
Professional Services - 3.9%
BayCurrent Inc	144,300	5,073,251
Funai Soken Holdings Inc	396,700	2,870,923
Gakujo Co Ltd	202,100	2,315,348
Persol Holdings Co Ltd	6,018,500	10,515,653
SIGMAXYZ Holdings Inc	663,000	3,341,561
SMS Co Ltd	238,300	2,516,039
Timee Inc (b)(d)	479,500	4,195,160
Visional Inc (b)	97,100	5,345,017
		36,172,952
Trading Companies & Distributors - 1.9%
ITOCHU Corp	1,405,500	17,994,017
TOTAL INDUSTRIALS		232,047,144
Information Technology - 18.8%
Electronic Equipment, Instruments & Components - 3.7%
Dexerials Corp	571,500	9,928,132
Hamamatsu Photonics KK	467,300	5,169,408
Ibiden Co Ltd (d)	274,200	14,579,942
Jeol Ltd	118,300	4,745,454
		34,422,936
IT Services - 7.0%
ExaWizards Inc (b)(d)	774,300	3,582,313
Fujitsu Ltd	945,100	26,260,343
NEC Corp	376,000	12,658,051
Nomura Research Institute Ltd	254,200	7,721,596
NSD Co Ltd	354,200	7,422,271
TechMatrix Corp	482,200	6,586,785
		64,231,359
Semiconductors & Semiconductor Equipment - 5.3%
Kioxia Holdings Corp (b)	145,900	20,137,141
Renesas Electronics Corp	1,350,800	22,457,668
Rohm Co Ltd	336,400	5,855,916
		48,450,725
Software - 0.8%
Appier Group Inc	196,300	1,316,614
Money Forward Inc (b)	250,800	6,325,100
		7,641,714
Technology Hardware, Storage & Peripherals - 2.0%
FUJIFILM Holdings Corp	941,300	18,802,712
TOTAL INFORMATION TECHNOLOGY		173,549,446
Materials - 8.8%
Chemicals - 8.2%
Carlit Co Ltd (d)	292,200	4,272,736
Mitsubishi Gas Chemical Co Inc	287,400	5,688,202
Mitsui Chemicals Inc	420,000	6,122,512
Nippon Paint Holdings Co Ltd	601,500	3,981,886
NOF Corp	335,700	6,467,366
Resonac Holdings Corp (d)	240,200	13,891,122
Shin-Etsu Chemical Co Ltd	484,600	15,935,870
Tokyo Ohka Kogyo Co Ltd (d)	190,700	8,966,942
Toyo Gosei Co Ltd (d)	176,300	10,070,380
		75,397,016
Metals & Mining - 0.6%
JX Advanced Metals Corp	387,800	6,356,001
TOTAL MATERIALS		81,753,017
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Relo Group Inc	612,000	6,928,302
TOTAL JAPAN		909,292,115
KOREA (SOUTH) - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	220,600	2,667,054
UNITED STATES - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
Space Exploration Technologies Corp (a)(b)(c)	18,055	7,601,155
TOTAL COMMON STOCKS (Cost $587,179,413)		919,560,324

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	1,421,475	1,421,759
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	50,941,283	50,946,378
TOTAL MONEY MARKET FUNDS (Cost $52,368,137)			52,368,137

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $639,547,550)	971,928,461
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(46,882,809)
NET ASSETS - 100.0%	925,045,652

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,601,155 or 0.8% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,460,060.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp	2/16/2021 - 5/24/2022	1,151,845

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,181,280	13,280,764	13,040,391	10,462	106	-	1,421,759	1,421,475	0.0%
Fidelity Securities Lending Cash Central Fund	61,202,905	89,186,561	99,444,042	199,873	954	-	50,946,378	50,941,283	0.2%
Total	62,384,185	102,467,325	112,484,433	210,335	1,060	-	52,368,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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